Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables.
Schedule of trade and other payables

	2021	2020
for the year ended 30 June	Rm	Rm
Trade payables	17 197	13 535
Capital project related payables*	960	3 516
Accrued expenses	4 323	3 837
Related party payables	157	276
third parties	155	88
equity accounted investments	2	188
Trade payables	22 637	21 164
Other payables**	9 074	7 188
Duties payable to revenue authorities	4 785	7 086
Value added tax	174	319
	36 670	35 757
*	Decrease as a result of reduced activity on the LCCP project as units reach beneficial operation.
**	Other payables include employee-related payables.